Accounts Receivable, Net - Summary of Movements in Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Balance at beginning of the year	¥ (10,051)	$ (1,577)	¥ (862)	¥ (392)
Additional provision charged to expense	(59,347)	(9,313)	(9,217)	(469)
Foreign currency translation	(19)	(3)	28	(1)
Balance at the end of the year	¥ (69,417)	$ (10,893)	¥ (10,051)	¥ (862)